Provisions (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of other provisions [line items]
Non-current portion - beginning period	$ 15,557
Current portion, trade and other payables, beginning	684
Provisions at the beginning period	16,241
New or increased provisions	2,473
Increase (Decrease) in the estimates	(889)
Amounts charged against provisions	(749)
Effects of change in the discount rate	(814)
Reduction due to divestments	0
Accretion expenses	461
Reclassification and transfer	21
Currency translation	(568)
Provisions at ending period	16,175
Current portion, trade and other payables, ending	224
Non-current portion - ending period	15,952
Asset retirement obligations [Member]
Disclosure of other provisions [line items]
Non-current portion - beginning period	12,383
Current portion, trade and other payables, beginning	69
Provisions at the beginning period	12,451
New or increased provisions	1,609
Increase (Decrease) in the estimates	(382)
Amounts charged against provisions	(157)
Effects of change in the discount rate	(838)
Reduction due to divestments	0
Accretion expenses	461
Reclassification and transfer	0
Currency translation	(536)
Provisions at ending period	12,609
Current portion, trade and other payables, ending	65
Non-current portion - ending period	12,544
Claims and litigations [Member]
Disclosure of other provisions [line items]
Non-current portion - beginning period	1,271
Current portion, trade and other payables, beginning	68
Provisions at the beginning period	1,339
New or increased provisions	6
Increase (Decrease) in the estimates	(386)
Amounts charged against provisions	(4)
Effects of change in the discount rate	0
Reduction due to divestments	0
Accretion expenses	0
Reclassification and transfer	6
Currency translation	0
Provisions at ending period	961
Current portion, trade and other payables, ending	56
Non-current portion - ending period	905
Other provisions [Member]
Disclosure of other provisions [line items]
Non-current portion - beginning period	1,904
Current portion, trade and other payables, beginning	547
Provisions at the beginning period	2,451
New or increased provisions	858
Increase (Decrease) in the estimates	(121)
Amounts charged against provisions	(588)
Effects of change in the discount rate	24
Reduction due to divestments	0
Accretion expenses	0
Reclassification and transfer	15
Currency translation	(32)
Provisions at ending period	2,606
Current portion, trade and other payables, ending	103
Non-current portion - ending period	$ 2,503